Revenue - Additional information (Details) $ in Thousands	6 Months Ended		18 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 customer
Revenue
Platform commissions	$ 7,445	$ 8,647
Number of major customers | customer			0
Goods or services transferred at point in time [member]
Revenue
Revenue recognized	$ 42,790	$ 49,370